June 11, 2007                                                         VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:      PHL Variable Universal Life Account
         PHL Variable Insurance Company
         Initial Registration Statement on Form N-6
         File Nos. 333-______ and 811-09065


To the Commission Staff:

On behalf of PHL Variable Universal Life Account (the "Registrant"), submitted for filing under the Securities Act of 1933, as amended, is the above-captioned initial registration statement on Form N-6.

This initial registration statement includes a new prospectus for a flexible premium, variable universal life policy that provides for a choice between two death benefit options, various benefits provided by rider attached at issue, and other optional benefits. We have reordered and simplified certain disclosures included in the prospectus to enhance its readability in line with Rule 421 under the Securities Act of 1933.

We look forward to the staff's review of this registration statement.

Please direct any questions to the undersigned at (860) 403-5685.



Very truly yours,



/s/ Mary K. Johnson
-------------------
Second Vice President, Life & Annuity SEC/State Compliance
Phoenix Life Insurance Company